Key Management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Key Management
Salaries and short-term employee benefits	$ 5,976	$ 5,440
Share-based compensation	7,120	5,757
Cost recoveries from associates	(300)	(330)
Total Compensation	$ 12,796	$ 10,867